Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

Formation Transactions

The formation transactions were completed on April 21, 2014 through the contribution of the initial properties by Second City Capital Partners II, Limited Partnership, Second City General Partner II, Limited Partnership, Gibralt US, Inc., GCC Amberglen Investments Limited Partnership and Daniel Rapaport (collectively the “Second City Group”). The Second City Group received as consideration for its contribution approximately $19.4 million in cash in accordance with the terms of its contribution agreement to acquire various noncontrolling interests and eliminate economic incentives in the initial properties. Additional payments to the Second City Group included $4.9 million for reimbursement of IPO costs and $1.8 million for working capital. On May 9, 2014, subsequent to the underwriters’ exercise of the overallotment option, net proceeds of $9.1 million was paid to the Second City Group to redeem 479,305 common units and 248,095 common stock.

Property Management Fees

Three of the properties (City Center, Central Fairwinds and AmberGlen) engaged related parties to perform asset and property management services for a fee ranging from 1.75% to 3.5% of gross revenue.

Prior to the Formation Transactions, the property manager of Washington Group Plaza was also entitled to an additional incentive commission equal to the lesser of (a) 15% of net operating income in excess of $5 million in 2013, $5.45 million in 2014 and $5.6 million in 2015; or (b) 1% of all monthly gross revenue. The asset and management agreement has an initial term of three years and will automatically renew for successive two year periods. This agreement can be terminated by the Company or the property manager upon thirty days prior written notice to the other party.

Deferred Offering and Financing Costs

Deferred offering and financing costs directly associated with the IPO and Formation Transactions of $4.9 million were reimbursed to Second City Capital Partners II, Limited Partnership, (“Second City”) upon the closing of the IPO.

9. Related Party Transactions

Property Management Fees

Four of the properties, City Center, Central Fairwinds, AmberGlen, and Washington Group Plaza engaged related parties to perform asset and property management services for a fee ranging from 1.75% to 3.5% of gross revenue.

In addition to the base property management fee of 1.75%, paid to the related party for property management at Washington Group Plaza, the property manager is also entitled to an additional management fee equal to the greater of 1% of gross revenue or 15% of net operating income in excess of $5.0 million in 2013, $5.5 million in 2014 and $5.6 million in 2015.

The costs of these services, aggregating $539,460 and $571,420 for the years ended December 31, 2013 and 2012, respectively, were recorded as Property management fees on the accompanying combined statements of operations.

Deferred and Canadian Offering Costs

Deferred offering costs and deferred financing costs directly associated with the offering and related formation transactions of $1,830,950 and $125,000 respectively as of December 31, 2013 have been paid by an entity under common control. As these costs have not been reimbursed to the entity under common control, the Predecessor has recorded these amounts as an owners’ contribution to equity.

Canadian offering costs of $1,983,195 were incurred in connection with the potential Canadian public offering, which the Predecessor decided not to file with the Toronto Stock Exchange. These costs were recorded in the combined statement of operations for the year ended December 31, 2013 and have been paid by an entity under common control. As these costs have not been reimbursed to the entity under common control, the Predecessor has recorded these amounts as an owners’ contribution to equity.

Other professional fees not incremental to the offering of $160,000 have been paid by an entity under common control. As these costs have not been reimbursed to the entity under common control, the Predecessor has recorded these amounts as an owners’ contribution to equity.